BlackRock Short-Term Treasury Fund
Fund Overview
Investment Objective
The investment objective of BlackRock Short-Term Treasury Fund (“Short-Term Treasury Fund” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek current income consistent with liquidity and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Short-Term Treasury Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BlackRock Short-Term Treasury Fund		Institutional Daily Shares		Institutional Shares
Management Fee		0.25%		0.25%
Distribution and/or Service (12b-1) Fees		none		none
Other Expenses		1.13%	[1],[2]	1.13%	[3]
Total Annual Fund Operating Expenses		1.38%	[2]	1.38%
Fee Waivers and/or Expense Reimbursements	[4]	(1.18%)		(1.18%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[4]	0.20%		0.20%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 16, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.20% of average daily net assets (for Institutional Daily Shares and Institutional Shares), until December 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BlackRock Short-Term Treasury Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Daily Shares	20	320	642	1,555
Institutional Shares	20	320	642	1,555

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2014, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury, including securities fully guaranteed by the U.S. Treasury, and repurchase agreements secured by direct Treasury obligations.

The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation) and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation).

The Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The Fund invests in a portfolio of securities maturing in 397 days or less from the date of purchase (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Short-Term Treasury Fund, as well as the amount of return you receive on your investment, may fluctuate from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Performance Information
Because the Institutional Shares of Short-Term Treasury Fund have not yet commenced operations, the performance shown is that of the Fund’s Institutional Daily Shares. Institutional Shares and Institutional Daily Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how the performance for the Short-Term Treasury Fund has varied for the period since inception and provides some indication of the risks of investing in the Fund. The bar chart shows the returns for Institutional Daily Shares of the Fund for the one complete calendar year since the commencement of the Fund’s operations. The table compares the Fund’s performance to that of the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.
Institutional Daily Shares ANNUAL TOTAL RETURNS BlackRock Short-Term Treasury Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.00% (quarter ended December 31, 2013) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013). The year-to-date return as of September 30, 2014 was 0.05%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns BlackRock Short-Term Treasury Fund	1 Year	Since Inception	Inception Date
Institutional Daily Shares	0.01%	0.01%	Nov. 15, 2012
Institutional Daily Shares Return After Taxes on Distributions	none	none
Institutional Daily Shares Return After Taxes on Distributions and Sale of Fund Shares	none	none
BofA Merrill Lynch 0-3-Month U.S. Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)	0.05%	0.05%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.